EQUITY (Details) - Company Warrants [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Warrants, Number of Shares beginning	3,780,000
Issued	10,694,494	3,780,000
Exercised	0	0
Warrants, Number of Shares ending	14,474,494	3,780,000
Exercise in Period, Weighted Average Exercise Price	$ 0.48
Issued in Period, Weighted Average Exercise Price	0.84	$ 0.48
Weighted Average Exercise Price, ending	$ 0.75	$ 0.48
Warrants,Weighted Average Remaining Life beginning	10 months 13 days
Issued, Weighted average remaining life	3 years 7 days	1 year 7 months 17 days
Warrants,Weighted Average Remaining Life ending	1 year 11 months 15 days	10 months 13 days
Warrants, Number of Shares begnning		0
Warrants, Weighted Average Exercise Price begnning	$ 0.48	$ 0